Shareholder Report	12 Months Ended	14 Months Ended	27 Months Ended	78 Months Ended	102 Months Ended
	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Mt. Vernon Street Trust
Entity Central Index Key	0000707823
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Advisor Growth Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class A
Trading Symbol	FGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,781 Russell Midcap® Growth Index $10,000 $11,434 Russell 3000® Index $10,000 $10,613 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.98% 11.50% Class A (without 5.75% sales charge) 5.06% 17.41% Russell Midcap® Growth Index 3.29% 15.63% Russell 3000® Index 13.59% 17.73% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Fidelity Advisor Growth Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class M
Trading Symbol	FGSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,034 Russell Midcap® Growth Index $10,000 $11,434 Russell 3000® Index $10,000 $10,613 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.13% 13.53% Class M (without 3.50% sales charge) 4.80% 17.12% Russell Midcap® Growth Index 3.29% 15.63% Russell 3000® Index 13.59% 17.73% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Fidelity Advisor Growth Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class C
Trading Symbol	FGSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.73%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $11,427 Russell Midcap® Growth Index $10,000 $11,434 Russell 3000® Index $10,000 $10,613 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.37% 16.60% Class C 4.33% 16.60% Russell Midcap® Growth Index 3.29% 15.63% Russell 3000® Index 13.59% 17.73% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Fidelity Advisor Growth Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class I
Trading Symbol	FGSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $11,444 Russell Midcap® Growth Index $10,000 $11,434 Russell 3000® Index $10,000 $10,613 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.28% 17.67% Russell Midcap® Growth Index 3.29% 15.63% Russell 3000® Index 13.59% 17.73% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Fidelity Advisor Growth Strategies Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class Z
Trading Symbol	FGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $11,447 Russell Midcap® Growth Index $10,000 $11,434 Russell 3000® Index $10,000 $10,613 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.45% 17.86% Russell Midcap® Growth Index 3.29% 15.63% Russell 3000® Index 13.59% 17.73% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Growth Company Fund
Class Name	Fidelity® Series Growth Company Fund
Trading Symbol	FCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our stock picks in technology hardware & equipment helped most. Stock picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The fund's non-benchmark stake in Sandisk gained approximately 345% and was the top individual relative contributor. This was a stake we established this period. A non-benchmark stake in Ciena gained 193% and was the second-largest relative contributor. Another notable relative contributor was an overweight in Nvidia (+28%). The company was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also hampered the fund's result.
•The largest individual relative detractor was an underweight in Broadcom (+151%). The stock was among the fund's largest holdings at period end. The second-largest relative detractor was an overweight in Deckers Outdoor (-55%). Another notable relative detractor was an overweight in Lululemon Athletica (-42%). This period we decreased our investment in Lululemon Athletica.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Series Growth Company Fund $10,000 $10,338 $14,276 $15,270 $18,819 $31,693 $42,283 $30,191 $38,112 $55,317 $69,295 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Growth Company Fund 25.27% 16.94% 21.36% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,326,406,412	$ 20,326,406,412	$ 20,326,406,412	$ 20,326,406,412	$ 20,326,406,412
Holdings Count | shares	610	610	610	610	610
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$20,326,406,412
Number of Holdings	610
Total Advisory Fee	$0
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.2 Communication Services 13.3 Consumer Discretionary 12.6 Health Care 11.8 Financials 3.8 Industrials 3.5 Consumer Staples 2.0 Materials 0.7 Energy 0.3 Real Estate 0.2 Utilities 0.0 Common Stocks 95.6 Preferred Stocks 2.7 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 2.7 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 95.9 Netherlands 0.8 Canada 0.7 Switzerland 0.6 Finland 0.4 China 0.4 India 0.3 Taiwan 0.2 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Netherlands - 0.8 Canada - 0.7 Switzerland - 0.6 Finland - 0.4 China - 0.4 India - 0.3 Taiwan - 0.2 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.0 Apple Inc 8.1 Microsoft Corp 7.7 Amazon.com Inc 5.4 Alphabet Inc Class A 4.6 Meta Platforms Inc Class A 3.7 Alphabet Inc Class C 2.8 Eli Lilly & Co 2.3 Broadcom Inc 2.2 Pure Storage Inc Class A 1.9 54.7
Fidelity New Millennium Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Millennium Fund®
Class Name	Fidelity® New Millennium Fund®
Trading Symbol	FMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an overweight in industrials. Also hurting our result were stock picks in health care and financials.
•The largest individual relative detractor was an underweight in Alphabet (+90%). The company was among the fund's biggest holdings. The second-largest relative detractor was an underweight in Broadcom (+151%). The stock was among the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained 151%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials. Picks in materials also boosted relative performance. Also bolstering our relative result were picks and an underweight in consumer staples.
•The fund's non-benchmark stake in Space Exploration Technologies gained roughly 81% and was the top individual relative contributor. The stock was among the fund's biggest holdings. A non-benchmark stake in Agnico Eagle Mines gained approximately 108% and was a second notable relative contributor. An overweight in Micron Technology (+143%) also contributed.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® New Millennium Fund® $10,000 $10,857 $13,103 $13,521 $15,255 $15,651 $19,338 $20,973 $24,048 $33,233 $37,883 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New Millennium Fund® 13.99% 19.34% 14.25% S&P 500® Index 15.00% 15.28% 14.63% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,388,257,994	$ 5,388,257,994	$ 5,388,257,994	$ 5,388,257,994	$ 5,388,257,994
Holdings Count | shares	131	131	131	131	131
Advisory Fees Paid, Amount	$ 38,183,808
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$5,388,257,994
Number of Holdings	131
Total Advisory Fee	$38,183,808
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Industrials 13.5 Financials 10.9 Communication Services 10.6 Consumer Discretionary 10.6 Health Care 8.9 Consumer Staples 3.4 Energy 3.2 Materials 3.0 Real Estate 1.9 Utilities 1.1 Common Stocks 99.6 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 94.3 Canada 1.4 Italy 1.1 United Kingdom 1.0 Taiwan 0.8 Germany 0.5 Netherlands 0.4 Israel 0.3 Chile 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Canada - 1.4 Italy - 1.1 United Kingdom - 1.0 Taiwan - 0.8 Germany - 0.5 Netherlands - 0.4 Israel - 0.3 Chile - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Microsoft Corp 7.1 Apple Inc 6.3 Alphabet Inc Class A 5.5 Amazon.com Inc 4.7 Broadcom Inc 3.0 Meta Platforms Inc Class A 2.0 Space Exploration Technologies Corp 1.9 Visa Inc Class A 1.7 JPMorgan Chase & Co 1.4 41.8
Fidelity Growth Strategies K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies K6 Fund
Class Name	Fidelity® Growth Strategies K6 Fund
Trading Symbol	FSKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picking in health care and consumer staples, primarily within the consumer staples distribution & retail industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). The second-largest relative contributor was an overweight in Howmet Aerospace (+74%). This period we increased our investment in Howmet Aerospace. The stock was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+86%). This was a stake we established this period. The stock was one of our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology.
•The biggest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. A second notable relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. Another notable relative detractor was an underweight and untimely positioning in Vertiv Holdings (+41%).
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through November 30, 2025. Initial investment of $10,000. Fidelity® Growth Strategies K6 Fund $10,000 $10,950 $11,244 $13,849 $17,344 $21,791 $17,504 $18,776 $27,379 Russell Midcap® Growth Index $10,000 $11,218 $11,814 $14,384 $18,828 $22,165 $17,340 $19,070 $26,710 Russell 3000® Index $10,000 $11,090 $11,703 $13,516 $16,087 $20,324 $18,129 $20,414 $27,454 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Growth Strategies K6 Fund 5.45% 10.73% 13.25% Russell Midcap® Growth Index 3.29% 7.94% 12.64% Russell 3000® Index 13.59% 14.15% 14.28% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 908,647,103	$ 908,647,103	$ 908,647,103	$ 908,647,103	$ 908,647,103
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 3,481,028
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$908,647,103
Number of Holdings	147
Total Advisory Fee	$3,481,028
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.1 Information Technology 17.8 Consumer Discretionary 14.9 Health Care 10.5 Financials 9.0 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Fidelity Growth Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund
Trading Symbol	FDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Growth Strategies Fund $10,000 $10,002 $12,165 $12,498 $15,342 $19,179 $24,034 $19,232 $20,516 $29,853 $31,459 Russell Midcap® Growth Index $10,000 $10,454 $13,071 $13,766 $16,760 $21,938 $25,826 $20,204 $22,220 $31,122 $32,145 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Strategies Fund 5.38% 10.40% 12.14% Russell Midcap® Growth Index 3.29% 7.94% 12.39% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund Class K
Trading Symbol	FAGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in health care and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Robinhood Markets (+235%). This period we decreased our investment in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+74%). The company was the fund's biggest holding at period end. Another notable relative contributor was our non-benchmark stake in Sterling Infrastructure (+84%). This was a position we established this period. The company was one of our largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in health care. Also hurting our result were an overweight in industrials and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding IDEXX Laboratories, a benchmark component that gained approximately 79%. The second-largest relative detractor was our stake in Coinbase Global (-21%). This period we decreased our position in Coinbase Global. An underweight and untimely positioning in Vertiv Holdings (+41%) also detracted.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class K $10,000 $10,020 $12,205 $12,552 $15,431 $19,315 $24,228 $19,410 $20,732 $30,190 $31,836 Russell Midcap® Growth Index $10,000 $10,454 $13,071 $13,766 $16,760 $21,938 $25,826 $20,204 $22,220 $31,122 $32,145 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 5.45% 10.51% 12.28% Russell Midcap® Growth Index 3.29% 7.94% 12.39% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977	$ 4,122,379,977
Holdings Count | shares	147	147	147	147	147
Advisory Fees Paid, Amount	$ 26,071,619
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$4,122,379,977
Number of Holdings	147
Total Advisory Fee	$26,071,619
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.2 Information Technology 18.0 Consumer Discretionary 15.0 Health Care 10.5 Financials 9.1 Communication Services 4.0 Utilities 3.3 Consumer Staples 2.7 Energy 1.7 Materials 1.3 Real Estate 1.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.0 United Kingdom 1.1 Korea (South) 0.9 Israel 0.4 Canada 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 United Kingdom - 1.1 Korea (South) - 0.9 Israel - 0.4 Canada - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 4.6 Axon Enterprise Inc 2.8 Fair Isaac Corp 2.4 Sterling Infrastructure Inc 2.3 Hilton Worldwide Holdings Inc 2.1 Comfort Systems USA Inc 2.1 Cencora Inc 2.0 ROBLOX Corp Class A 1.9 Alnylam Pharmaceuticals Inc 1.8 Cloudflare Inc Class A 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Company K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company K6 Fund
Class Name	Fidelity® Growth Company K6 Fund
Trading Symbol	FGKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our picks in technology hardware & equipment helped most. Picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Sandisk (+351%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Ciena (+193%). An overweight in Nvidia (+28%) also contributed. The company was the fund's largest holding.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Also hurting our result were an underweight in consumer staples, primarily within the food, beverage & tobacco industry, and an overweight in information technology.
•The biggest individual relative detractor was an underweight in Broadcom (+151%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Deckers Outdoor (-55%). An overweight in Lululemon Athletica (-42%) also hurt. This period we decreased our position in Lululemon Athletica.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through November 30, 2025. Initial investment of $10,000. Fidelity® Growth Company K6 Fund $10,000 $11,190 $18,681 $24,511 $17,440 $21,935 $32,119 Russell 3000® Growth Index $10,000 $11,045 $14,992 $19,398 $15,210 $18,946 $26,176 Russell 3000® Index $10,000 $10,920 $12,997 $16,420 $14,646 $16,493 $22,181 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Growth Company K6 Fund 25.68% 16.66% 24.06% Russell 3000® Growth Index 19.36% 15.82% 19.25% Russell 3000® Index 13.59% 14.15% 15.35% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 22,922,982,868	$ 22,922,982,868	$ 22,922,982,868	$ 22,922,982,868	$ 22,922,982,868
Holdings Count | shares	577	577	577	577	577
Advisory Fees Paid, Amount	$ 93,493,025
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$22,922,982,868
Number of Holdings	577
Total Advisory Fee	$93,493,025
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.8 Communication Services 15.3 Consumer Discretionary 12.4 Health Care 11.9 Financials 3.9 Industrials 3.6 Consumer Staples 2.1 Materials 0.5 Energy 0.2 Real Estate 0.2 Utilities 0.0 Common Stocks 97.0 Preferred Stocks 2.9 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.9 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.9 Netherlands 0.9 Canada 0.6 Switzerland 0.6 Finland 0.4 China 0.4 Taiwan 0.2 India 0.2 Japan 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Netherlands - 0.9 Canada - 0.6 Switzerland - 0.6 Finland - 0.4 China - 0.4 Taiwan - 0.2 India - 0.2 Japan - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 7.5 Alphabet Inc Class A 5.6 Amazon.com Inc 5.4 Microsoft Corp 5.4 Meta Platforms Inc Class A 5.0 Broadcom Inc 4.0 Alphabet Inc Class C 2.4 Eli Lilly & Co 2.4 Pure Storage Inc Class A 1.9 55.2
Fidelity Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund
Trading Symbol	FDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our picks in technology hardware & equipment helped most. Stock picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Sandisk (+351%). This was a position we established this period. A non-benchmark stake in Ciena gained approximately 193% and was the second-largest relative contributor. Another notable relative contributor was an overweight in Nvidia (+28%). The stock was the fund's largest holding.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+151%). The stock was among our largest holdings at period end. The second-largest relative detractor was an overweight in Deckers Outdoor (-55%). Another notable relative detractor was our stake in Lululemon Athletica (-43%). This period we decreased our investment in Lululemon Athletica.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Growth Company Fund $10,000 $10,348 $14,211 $15,091 $18,419 $30,618 $40,344 $28,280 $35,843 $51,696 $64,052 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Company Fund 23.90% 15.91% 20.41% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 79,579,950,512	$ 79,579,950,512	$ 79,579,950,512	$ 79,579,950,512	$ 79,579,950,512
Holdings Count | shares	598	598	598	598	598
Advisory Fees Paid, Amount	$ 471,822,095
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$79,579,950,512
Number of Holdings	598
Total Advisory Fee	$471,822,095
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.2 Communication Services 13.4 Consumer Discretionary 12.6 Health Care 12.0 Financials 4.0 Industrials 3.4 Consumer Staples 2.1 Materials 0.7 Energy 0.2 Real Estate 0.2 Utilities 0.0 Common Stocks 97.0 Preferred Stocks 2.7 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.7 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 95.8 Netherlands 0.9 Canada 0.6 Switzerland 0.5 Finland 0.5 China 0.4 India 0.3 Taiwan 0.2 Japan 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 Netherlands - 0.9 Canada - 0.6 Switzerland - 0.5 Finland - 0.5 China - 0.4 India - 0.3 Taiwan - 0.2 Japan - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.3 Apple Inc 8.3 Microsoft Corp 7.8 Amazon.com Inc 5.4 Alphabet Inc Class A 4.6 Meta Platforms Inc Class A 3.5 Alphabet Inc Class C 2.9 Eli Lilly & Co 2.4 Broadcom Inc 2.3 Tesla Inc 1.9 55.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Company Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund Class K
Trading Symbol	FGCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology, where our picks in technology hardware & equipment helped most. Stock picks and underweights in financials, primarily within the financial services industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Sandisk (+351%). This was a position we established this period. A non-benchmark stake in Ciena gained approximately 193% and was the second-largest relative contributor. Another notable relative contributor was an overweight in Nvidia (+28%). The stock was the fund's largest holding.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+151%). The stock was among our largest holdings at period end. The second-largest relative detractor was an overweight in Deckers Outdoor (-55%). Another notable relative detractor was our stake in Lululemon Athletica (-43%). This period we decreased our investment in Lululemon Athletica.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class K $10,000 $10,359 $14,240 $15,134 $18,486 $30,756 $40,559 $28,454 $36,072 $52,074 $64,567 Russell 3000® Growth Index $10,000 $10,425 $13,578 $14,684 $17,662 $23,973 $31,019 $24,322 $30,296 $41,857 $49,961 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 23.99% 15.99% 20.50% Russell 3000® Growth Index 19.36% 15.82% 17.45% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 79,579,950,512	$ 79,579,950,512	$ 79,579,950,512	$ 79,579,950,512	$ 79,579,950,512
Holdings Count | shares	598	598	598	598	598
Advisory Fees Paid, Amount	$ 471,822,095
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$79,579,950,512
Number of Holdings	598
Total Advisory Fee	$471,822,095
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.2 Communication Services 13.4 Consumer Discretionary 12.6 Health Care 12.0 Financials 4.0 Industrials 3.4 Consumer Staples 2.1 Materials 0.7 Energy 0.2 Real Estate 0.2 Utilities 0.0 Common Stocks 97.0 Preferred Stocks 2.7 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 2.7 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 95.8 Netherlands 0.9 Canada 0.6 Switzerland 0.5 Finland 0.5 China 0.4 India 0.3 Taiwan 0.2 Japan 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 Netherlands - 0.9 Canada - 0.6 Switzerland - 0.5 Finland - 0.5 China - 0.4 India - 0.3 Taiwan - 0.2 Japan - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.3 Apple Inc 8.3 Microsoft Corp 7.8 Amazon.com Inc 5.4 Alphabet Inc Class A 4.6 Meta Platforms Inc Class A 3.5 Alphabet Inc Class C 2.9 Eli Lilly & Co 2.4 Broadcom Inc 2.3 Tesla Inc 1.9 55.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Growth K6 Fund
Class Name	Fidelity® Equity Growth K6 Fund
Trading Symbol	FEGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result were security selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The largest individual relative detractor was our stake in Broadcom (+18%). This was a position we established this period. The company was among the fund's largest holdings at period end. A second notable relative detractor was an overweight in Amazon.com (+12%). The stock was among the fund's biggest holdings. An underweight in Palantir Technologies (+151%) also detracted. This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials. Picks in financials, primarily within the financial services industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 55% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was an overweight in GE Vernova (+81%). An overweight in Roblox (+90%) also helped.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 24, 2023 through November 30, 2025. Initial investment of $10,000. Fidelity® Equity Growth K6 Fund $10,000 $10,640 $14,806 Russell 3000® Growth Index $10,000 $10,721 $14,812 Russell 3000® Index $10,000 $10,455 $14,061 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Equity Growth K6 Fund 14.42% 26.13% Russell 3000® Growth Index 19.36% 28.52% Russell 3000® Index 13.59% 22.89% A From August 24, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Aug. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 324,317,286	$ 324,317,286	$ 324,317,286	$ 324,317,286	$ 324,317,286
Holdings Count | shares	122	122	122	122	122
Advisory Fees Paid, Amount	$ 1,082,555
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$324,317,286
Number of Holdings	122
Total Advisory Fee	$1,082,555
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.5 Communication Services 15.2 Consumer Discretionary 11.0 Health Care 8.1 Financials 7.6 Industrials 6.7 Materials 2.0 Consumer Staples 1.5 Utilities 1.1 Real Estate 0.7 Energy 0.5 Common Stocks 99.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 90.7 Taiwan 2.8 Canada 1.7 China 1.6 Belgium 0.9 Korea (South) 0.7 Brazil 0.5 Netherlands 0.4 Germany 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Taiwan - 2.8 Canada - 1.7 China - 1.6 Belgium - 0.9 Korea (South) - 0.7 Brazil - 0.5 Netherlands - 0.4 Germany - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.5 Microsoft Corp 11.0 Alphabet Inc Class A 6.5 Apple Inc 5.5 Broadcom Inc 5.4 Amazon.com Inc 5.2 Meta Platforms Inc Class A 4.0 Mastercard Inc Class A 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Eli Lilly & Co 2.5 58.7